FORM 13F COVER PAGE

"December 31, 2010"

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the "person signing the report is authorized to submit it, that "
"all information contained herein is true, correct and"
"complete, and that it is understood that all required"
"items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Stanway
Title: Compliance Officer
Phone: 00 44 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Stanway, London United Kingdom, February 9, 2011"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
" this report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report & a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 61
"Form 13F Information Table Value Total: $1,448,450 (thou)"

FORM 13F INFORMATION TABLE

AMERICAN INTL GROUP INC	COM NEW	026874784	2346	40000	SH		SOLE		40000
ANNALY CAP MGMT INC	COM	035710409	514	28475	SH		SOLE		28475
APPLE INC	COM	037833100	285	856	SH		SOLE		856
AMAZON COM INC	COM	G0450A105	436	4870	SH		SOLE		4870
AUTOMATIC DATA PROCESSING IN	COM	053015103	707	14870	SH		SOLE		14870
AVERY DENNISON CORP	COM	053611109	1057	25000	SH		SOLE		25000
BARRICK GOLD CORP	COM	067901108	57366	1061105	SH		SOLE		1061105
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	2436	20	SH		SOLE		20
BERKSHIRE HATHAWAY INC DEL	CL B	084670207	2409	29647	SH		SOLE		29647
BLOCK H & R INC	COM	093671105	11519	912776	SH		SOLE		912776
BP PLC	SPONSORED ADR	055622104	323	7080	SH		SOLE		7080
CHIMERA INVT CORP	COM	16934Q109	389	93000	SH		SOLE		93000
CHINA INFORMATION SEC TECH I	COM	16944F101	2717	520000	SH		SOLE		520000
CISCO SYS INC	COM	17275R102	175797	8490293	SH		SOLE		8490293
CLEAN DIESEL TECH IN	COM PAR $.01	18449C401	1819	191760	SH		SOLE		191760
CONOCOPHILLIPS	COM	20825C104	7112	103141	SH		SOLE		103141
COWEN GROUP INC NEW	CL A	223622101	2058	416020	SH		SOLE		416020
CREXUS INVT CORP	COM	226553105	7807	582900	SH		SOLE		582900
NORTHERN TR CORP	COM	24702R101	4150	300000	SH		SOLE		300000
DEVON ENERGY CORP NEW	COM	25179M103	795	10000	SH		SOLE		10000
DR PEPPER SNAPPLE GROUP INC	COM	26138E109	2881	80550	SH		SOLE		80550
DRDGOLD LIMITED	SPON ADR NEW	26152H301	176	34015	SH		SOLE		34015
DUN & BRADSTREET CORP DEL NE	COM	26483E100	1641	20000	SH		SOLE		20000
ENERGYSOLUTIONS INC	COM	292756202	570	100000	SH		SOLE		100000
EXELON CORP	COM	30161N101	1314	31000	SH		SOLE		31000
SINOCOKING COAL & COKE CH IN	COM	30231G102	18935	251349	SH		SOLE		251349
GENERAL ELECTRIC CO	COM	369604103	2922	158599	SH		SOLE		158599
Gold Fields Ltd New	SPONS ADR	38059T106	42375	2311750	SH		SOLE		2311750
HILLENBRAND INC	COM	431571108	1465	70000	SH		SOLE		70000
IAMGOLD CORP	COM	450913108	6715	370000	SH		SOLE		370000
INTERNATIONAL BUSINESS MACHS	COM	459200101	201	1347	SH		SOLE		1347
IRON MTN INC	COM	462846106	3769	150000	SH		SOLE		150000
JANUS CAP GROUP INC	COM	47102X105	947	70000	SH		SOLE		70000
JOHNSON & JOHNSON	COM	478160104	189563	2985657	SH		SOLE		2985657
JPMORGAN CHASE & CO	COM	46625H100	2202	50000	SH		SOLE		50000
KINROSS GOLD CORP	COM NO PAR	496902404	6374	330000	SH		SOLE		330000
KRAFT FOODS INC	CL A	50075N104	257128	8035071	SH		SOLE		8035071
KROGER CO	COM	501044101	108605	4883996	SH		SOLE		4883996
M & T BK CORP	COM	55261F104	1332	15000	SH		SOLE		15000
MARSH & MCLENNAN COS INC	COM	571748102	345	12450	SH		SOLE		12450
MCDONALDS CORP	COM	580135101	209	2700	SH		SOLE		2700
MEDTRONIC INC	COM	585055106	5232	138400	SH		SOLE		138400
MGT CAPITAL INVTS INC	COM	55302P103	35	135000	SH		SOLE		135000
MICROSOFT CORP	COM	594918104	16032	567174	SH		SOLE		567174
NEWMONT MINING CORP	COM	651639106	4907	79485	SH		SOLE		79485
NORTHERN TR CORP	COM	665859104	2828	50000	SH		SOLE		50000
OWENS ILL INC	COM	690768403	1252	40000	SH		SOLE		40000
PFIZER INC	COM	717081103	211111	11823770	SH		SOLE		11823770
PHILIP MORRIS INTL INC	COM	718172109	1153	19450	SH		SOLE		19450
PROCTER & GAMBLE CO	COM	742718109	1711	26150	SH		SOLE		26150

RACKSPACE HOSTING 	COM	750086100	572	18000	SH		SOLE		18000
REDWOOD TR INC	COM	758075402	2165	142275	SH		SOLE		142275
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	468	6895	SH		SOLE		6895
SAIC INC	COM	78390X101	2108	130000	SH		SOLE		130000
TEXAS INSTRS INC	COM	882508104	125616	3798852	SH		SOLE		3798852
BANCORP DEL	COM NEW	902973304	1361	50000	SH		SOLE		50000
VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	549	20579	SH		SOLE		20579
WALGREEN CO	COM	931422109	248	6250	SH		SOLE		6250
WAL MART STORES INC	COM	931142103	133814	2426237	SH		SOLE		2426237
WELLS FARGO & CO NEW	COM	949746101	3191	100000	SH		SOLE		100000
YAHOO INC	COM	984332106	2386	141000	SH		SOLE		141000